CONCENTRATION OF CUSTOMERS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CUSTOMERS

NOTE 9 – CONCENTRATION OF CUSTOMERS

Concentration of Revenue

For the nine months ended September 30, 2025 and 2024, no customer made up over 10% of revenues.

Concentration of accounts receivable

One customer accounted for 23% or more of accounts receivable as of September 30, 2025 and no customer accounted for 10% or more of accounts receivable December 31, 2024.

NOTE 9 – CUSTOMER CONCENTRATION

Concentration of revenue

During the years ended December 31, 2024 and 2023, there were no customers that exceeded 10% of our total gross revenues.

Concentration of accounts receivable

No customers accounted for 10% of accounts receivable as of December 31, 2024, and one customer accounted for 10% of accounts receivable as of December 31, 2023.